Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring And Related Activities [Abstract]
Summary of Changes in Position of Restructuring Liabilities by Segment

The following table presents the changes in the position of restructuring liabilities in 2013 by segment:

	Balance January 1, 2013	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2013
HPMS	57	3	(23)	(4)	13	46
SP	41	6	(3)	(7)	(6)	31
Corporate and Other	72	18	(39)	(10)	(1)	40

	170	27	(65)	(21)	6	117

(1)	Other changes primarily related to translation differences and internal transfers

The following table presents the changes in the position of restructuring liabilities in 2012 by segment:

	Balance January 1, 2012	Additions	Utilized	Released	Other changes(1)	Balance December 31, 2012
HPMS	36	27	(4)	(2)	—	57
SP	27	17	(3)	(1)	1	41
Corporate and Other	36	59	(22)	(1)	—	72

	99	103	(29)	(4)	1	170

(1)	Other changes primarily related to translation differences.

Components of Restructuring Charges Less Releases Recorded in Liabilities

The components of restructuring charges less releases recorded in the liabilities in 2013, 2012 and 2011 are as follows:

	2013	2012	2011
Personnel lay-off costs	10	101	66
Lease and Contract Terminations	17	2	—
Release of provisions/accruals	(21)	(4)	(8)

Net restructuring charges	6	99	58

Summary of Significant Activity and Components of Restructuring Obligations

The following table summarizes the significant activity within, and components of, the Company’s restructuring obligations:

	Personnel lay-off costs	Lease and Contract Terminations	Total
Balance at December 31, 2011	98	1	99
Expense	97	2	99
Utilized 1)	(29)	—	(29)
Other changes 2)	1	—	1

Balance at December 31, 2012	167	3	170
Expense	(8)	14	6
Utilized 1)	(54)	(11)	(65)
Other changes 2)	5	1	6

Balance at December 31, 2013	110	7	117

1)	Represents cash payments.
2)	Other changes primarily related to translation differences.

Restructuring Charges Less Releases Recorded in Liabilities Per Line Item in Statement of Operations

The restructuring charges less releases recorded in operating income are included in the following line items in the statement of operations:

	2013	2012	2011
Cost of revenue	—	18	24
Selling, general and administrative	7	59	15
Research & development	(1)	22	19

Net restructuring charges	6	99	58